UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-l5G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Invesco CMI Investments, L.P.[1]

(Exact name of securitizer as specified in its charter)

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

X	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period July 1, 2026 to September 30, 2026

Date of Report (Date of earliest event reported)  November 5, 2026

Commission File Number of securitizer:                     025-08526

Central Index Key Number of securitizer:                    0002136985

Courtney Popelka, (972) 715-5887

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  [X]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  [_]

Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of sponsor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity:

Name and telephone number, including area code, of the person to contact in connection with this filing

1 Invesco CMI Investments, L.P., as securitizer, is filing this Form ABS-15G in respect of asset backed securities sponsored by it and outstanding during the reporting period for the following entities: INCREF 2026-FL3 LLC

INFORMATION TO BE INCLUDED IN THE REPORT

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No Activity to Report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date: November 5, 2026

Invesco CMI Investments, L.P.

By: Invesco CMI Investments GP, LLC, its general partner

By:	/s/ Rivka Altman
	Name:	Rivka Altman
	Title:	Proper Officer